Loss per share	12 Months Ended
Mar. 31, 2022
Earnings per share [abstract]
Loss per share	Loss per share
The Company has stock options and share awards as potentially-dilutive securities. Diluted net loss per share excludes all potentially-dilutive shares if their effect is anti-dilutive. As a result of net losses incurred, all potentially-dilutive securities have been excluded from the calculation of diluted net loss per share because including them would be anti-dilutive; therefore, basic and diluted number of shares is the same for the years ended March 31, 2022 and 2021. All outstanding potentially dilutive securities could potentially dilute loss per share in the future.

	2022	2021

Issued Common Shares	148,661,312	128,528,515
Weighted average number of Common Shares (basic and diluted)	141,580,917	105,221,907

Net loss per share – basic and diluted	($2.04)	($1.18)
The weighted average number of potential dilutive securities that are not included in the diluted per share calculations because they would be anti-dilutive was 10,515,666 stock options and share awards for the year ended March 31, 2022 (2021 - 7,934,988)